Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Maturity schedule for contractual commitments	The maturity schedule for the contractual commitments as of December 31, 2013 is as follows:

(In US$ millions)	2014	2015	2016	2017	2018	2019 and thereafter	Total
Newbuildings	3,299	3,752	632	—	—	—	7,683

Maximum potential future payment for each type of guarantee
The Company has issued guarantees in favor of third parties as follows, which is the maximum potential future payment for each type of guarantee:

(In US$ millions)	December 31, 2013	December 31, 2012
Guarantees to customers of the Company's own performance	1,541	2,455
Guarantee in favor of banks (1)	970	905
Guarantee in favor of suppliers (2)	6,321	5,522
Guarantee in favor of Variable Interest Entities	1,674	1,655
Total	10,506	10,537

(1) Within guarantees in favor of banks are guarantees provided on behalf of Archer of $200 million and EUR56 million ($77 million). See Note 31 to the consolidated financial statements included herein.
(2) Within guarantees in favor of suppliers are guarantees provided in relation to our joint ventures Seabras Sapura Participacoes and Seabras Sapura Holdco of EUR47 million ($64 million) and $625 million respectively. See Note 17 to the consolidated financial statements included herein.